S000096482 [Member] Expense Example - Baron Global Durable Advantage ETF - Baron Global Durable Advantage ETF	Nov. 13, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 240